Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

a)

On November 13, 2006, one of the Partnership’s shuttle tankers, the Navion Hispania, collided with the Njord Bravo, an FSO unit, while preparing to load an oil cargo from the Njord Bravo. The Njord Bravo services the Njord field, which is operated by Statoil Petroleum AS (or Statoil) and is located off the Norwegian coast. At the time of the incident, Statoil was chartering the Navion Hispania from the Partnership. The Navion Hispania and the Njord Bravo both incurred damage as a result of the collision. In November 2007, Navion Offshore Loading AS (or NOL) and Teekay Navion Offshore Loading Pte Ltd. (or TNOL), subsidiaries of the Partnership, and Teekay Shipping Norway AS (or TSN), a subsidiary of Teekay Corporation, were named as co-defendants in a legal action filed by Norwegian Hull Club (the hull and machinery insurers of the Njord Bravo), several other insurance underwriters and various licensees in the Njord field.

Following a lower court ruling, the appellate court in June 2013 held that NOL, TNOL and TSN were jointly and severally responsible towards the plaintiffs for all the losses as a result of the collision, plus interests accrued on the amount of damages. In addition, Statoil was held not to be required to indemnify NOL, TNOL and TSN for the losses. NOL, TNOL and TSN were also held liable for legal costs associated with court proceedings. The Partnership and Teekay Corporation maintain protection and indemnity insurance for damages to the Navion Hispania and insurance for collision-related costs and claims. Thus, the Partnership recognized total liability of NOK 216,400,000 (approximately $29.0 million) of damages and legal costs and a receivable of NOK 216,400,000 (approximately $29.0 million) as at December 31, 2013.

In 2014, the Partnership and the insurer entered into a settlement agreement with the plaintiffs, which reduced the Partnership’s liability and related receivable to NOK 117,500,000 (approximately $15.8 million). The insurer paid the settlement amount to the plaintiffs during November 2014. Thus, there is no liability or receivable recorded on the Partnership’s consolidated balance sheets as at December 31, 2014.

b)

During 2010, an unrelated party contributed a 1995-built shuttle tanker, the Randgrid, to a subsidiary of the Partnership for a 33% equity interest in the subsidiary. The non-controlling interest owner in the subsidiary holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at December 31, 2014.

c)

In May 2013, the Partnership entered into an agreement with Statoil, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit that will be converted from the Randgrid shuttle tanker, which the Partnership currently owns through a 67%-owned subsidiary and of which the Partnership intends to acquire full ownership prior to its conversion. The FSO conversion project is expected to cost approximately $276 million, including amounts reimbursable upon delivery of the unit relating to installation and mobilization, and the cost of acquiring the remaining 33% ownership interest in the Randgrid shuttle tanker. As at December 31, 2014, payments made towards this commitment totaled $53.4 million and the remaining payments required to be made are $120.1 million (2015), $100.9 million (2016) and $1.7 million (2017). Following scheduled completion of the conversion in early-2017, the newly converted FSO unit will commence operations under a three-year time-charter contract to Statoil, which includes 12 additional one-year extension options.

d)

In March 2014, the Partnership acquired 100% of the shares of ALP, a Netherlands-based provider of long-haul ocean towage and offshore installation services to the global offshore oil and gas industry. Concurrently with this transaction, the Partnership and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and anchor handling vessel newbuildings. These vessels will be equipped with dynamic positioning capability and are scheduled for delivery in 2016. The Partnership has agreed to acquire these newbuildings for a total cost of approximately $258 million. As at December 31, 2014, payments made towards these commitments totaled $59.7 million and the remaining payments required to be made under these newbuilding contracts are $77.9 million (2015) and $120.8 million (2016). The Partnership intends to continue financing the newbuilding installments through its existing liquidity and expects to secure long-term debt financing for these vessels prior to their scheduled deliveries in 2016.

In October 2014, the Partnership, through its wholly-owned subsidiary ALP, agreed to acquire six on-the-water, long-distance towing and anchor handling vessels for approximately $220 million. The vessels were built between 2006 and 2010 and are all equipped with dynamic positioning capabilities. The Partnership took delivery of three vessels in early-2015 and expects to take delivery of the remaining three vessels during the second quarter of 2015.

e)

In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS, a Norway-based company focused on the high-end floating accommodation market. Concurrently with this transaction, the Partnership acquired three FAU newbuildings ordered from COSCO (Nantong) Shipyard (COSCO) in China for a total cost of approximately $558 million, including estimated site supervision costs and license fees to be paid to Sevan to allow for use of its cylindrical hull design in these FAUs. As at December 31, 2014, payments made towards these commitments totaled $26.8 million and the remaining payments required to be made under these newbuilding contracts are $170.5 million (2015), $348.4 million (2016), $10.1 million (2017) and $1.9 million (2018). The Partnership took delivery of one FAU in February 2015 and expects to take delivery of the remaining two units in 2016. The Partnership intends to finance the initial newbuilding payments through its existing liquidity and expects to secure long-term debt financing for the units prior to their scheduled deliveries.

f)

In October 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to a 50/50 joint venture with Odebrecht. The vessel is committed to a new FPSO conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project will be completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in early-2017 under a 12-year fixed-rate contract with Petrobras. The FPSO conversion is expected to cost approximately $1.0 billion. As at December 31, 2014, payments made by the joint venture towards these commitments totaled $35.0 million and the remaining payments required to be made by the joint venture are $398.6 million (2015) and $552.0 million (2016). The Partnership intends to finance its share of the conversion through its existing liquidity and through long-term debt financing within the joint venture. The joint venture secured a $248 million short-term loan in late-2014 and expects to secure additional long-term debt financing for the FPSO unit prior to its scheduled delivery.

g)

In December 2014, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for $57 million (see note 11i). The Petrojarl I is undergoing upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard in the Netherlands with an estimated cost of approximately $232 million, which includes the cost of acquiring the Petrojarl I. The FPSO is scheduled to commence operations in the first half of 2016 under a five-year fixed-rate charter contract with QGEP. As at December 31, 2014, payments made towards these commitments, excluding the acquisition of the Petrojarl I FPSO unit from Teekay Corporation, totaled $1.4 million and the remaining payments required to be made are $157.4 million (2015) and $16.3 million (2016). The Partnership intends to finance the upgrade payments through its existing liquidity, and an existing loan from Teekay Corporation, and expects to secure long-term debt financing for the FPSO unit prior to its scheduled delivery.